Fair Value of Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Mar. 31, 2014	Mar. 31, 2013
Prepaid expenses and other current assets
Derivative assets (liabilities)
Net asset	$ 44,400	$ 43,500
Accrued expenses and other payables
Derivative assets (liabilities)
Net asset	36,300	34,600
Commodity derivatives
Derivative assets (liabilities)
Net asset	42,659	8,490	(7,106)
Commodity derivatives | Prepaid expenses and other current assets
Derivative assets (liabilities)
Net asset	81,682	50,704	5,551
Commodity derivatives | Accrued expenses and other payables
Derivative assets (liabilities)
Net asset	(39,023)	(42,214)	(12,701)
Recurring | Commodity derivatives
Assets:
Derivative Assets	100,021	54,595	10,858
Liabilities:
Derivative Liabilities	(43,658)	(46,561)	(16,604)
Netting of counterparty contracts, assets	(4,635)	(4,347)	(3,503)
Netting of counterparty contracts, liabilities	4,635	4,347	3,503
Cash collateral held, assets	(13,704)	456	(1,760)
Commodity derivatives reported on condensed consolidated balance sheet, assets	81,682	50,704	5,595
Commodity derivatives reported on condensed consolidated balance sheet, liabilities	(39,023)	(42,214)	(12,701)
Recurring | Level 1 | Commodity derivatives
Assets:
Derivative Assets	48,632	4,990	947
Liabilities:
Derivative Liabilities	(5,378)	(3,258)	(3,324)
Recurring | Level 2 | Commodity derivatives
Assets:
Derivative Assets	51,389	49,605	9,911
Liabilities:
Derivative Liabilities	$ (38,280)	$ (43,303)	$ (13,280)